Property, plant and equipment - Addtional information (Detail) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Disclosure of detailed information about property, plant and equipment [line items]
Unpaid investment decreased	€ 0.5	€ 0.8
Property, Plant and Equipment [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Non cash investments	0.5	0.8
Office Equipment And Installations [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Additions Property Plant And Equipment	5.0	8.7
Construction [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Additions Property Plant And Equipment	€ 0.6	€ 0.0